Hedge accounting - Summary of detailed information about fair value adjustment of hedging instruments (Detail) mo in Thousands, Unit_pure in Thousands, R$ in Thousands	Sep. 30, 2020 BRL (R$) mo	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about hedging instruments [line items]
Hedge instrument, Nominal amount	1,555,227	248,896
Fair value adjustments, Total	R$ (28,583)	R$ 5,946
Hedged Item, Total	R$ (131,731)	R$ (7,133)
Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge instrument, Nominal amount | mo	1,159,250
Hedged item, Book value of liabilities	R$ 1,142,457
Futures contract [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge instrument, Nominal amount	1,159,250
Fair value adjustments, Hedge of Fair Value	R$ 51,787
Hedged item, Book value of liabilities	R$ 51,361
Hedge of net investment in foreign operations [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge instrument, Nominal amount	395,977	248,896
Fair value adjustments, Hedge of net investment in foreign operations	R$ (80,370)	R$ 5,946
Hedged item, Book value of assets	R$ (80,370)	R$ (7,133)